FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of swap in asset position		$ 15,642	$ 4,951
Fair value of swap in short-term liabilities		3,017	1,771
Fair value of swap in long-term asset		12,625	6,722
Effective portion of unrealized gains recorded in OCI		1,504	1,329
Gain (loss) of hedge on operations		8,816	11,787
Long term bank deposit amount		12,500	12,500
Marketable securities		176,070	135,850
Short term deposit		215,609	120,079
Investment income (expense)		5,270	5,000
Subsequent Event [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of loss expected to be reclassified into earnings currently recorded as other comprehensive income, as a result of the maturity of currently held forward exchange contracts	$ 719
Tower US Holdings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liability face amount		36,000	42,000
Fair value of derivative liabilities		318	16
Tower and Jazz Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debentures		140,000	127,000
Carrying amount		132,000	120,000
Fair value liability face amount		48,000	92,000
Fair value of derivative assets		$ 167	$ 379